Segment Information - Segment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) segment	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating segments	2	2
Net revenues	¥ 2,054,095	$ 314,804	¥ 1,478,493	¥ 1,145,517
Cost of revenues	(580,417)	(88,953)	(439,923)	(410,908)
Gross profit	¥ 1,473,678	$ 225,851	¥ 1,038,570	¥ 734,609
Gross margin (as a percent)	71.70%	71.70%	70.20%	64.10%
Sales and marketing expenses	¥ (1,035,620)	$ (158,716)	¥ (792,591)	¥ (731,233)
Product development expenses	(162,829)	(24,955)	(157,505)	(185,000)
General and administrative expenses	(214,224)	(32,831)	(196,029)	(223,057)
Operating expenses	(1,412,673)	(216,502)	(1,146,125)	(1,139,290)
Other income	43,414	6,653
Income/(loss) from operations	104,419	16,002	(107,555)	(404,681)
One-on-one offerings
Net revenues	1,957,013	299,925	1,365,706	1,044,769
Cost of revenues	(540,707)	(82,867)	(386,085)	(342,927)
Gross profit	¥ 1,416,306	$ 217,058	¥ 979,621	¥ 701,842
Gross margin (as a percent)	72.40%	72.40%	71.70%	67.20%
Sales and marketing expenses	¥ (991,479)	$ (151,951)	¥ (738,010)	¥ (647,314)
Product development expenses	(150,926)	(23,131)	(138,291)	(139,240)
General and administrative expenses	(202,955)	(31,104)	(178,606)	(186,983)
Operating expenses	(1,345,360)	(206,186)	(1,054,907)	(973,537)
Other income	38,683	5,928
Income/(loss) from operations	109,629	16,800	(75,286)	(271,695)
Small class offerings
Net revenues	97,082	14,879	112,787	100,748
Cost of revenues	(39,710)	(6,086)	(53,838)	(67,981)
Gross profit	¥ 57,372	$ 8,793	¥ 58,949	¥ 32,767
Gross margin (as a percent)	59.10%	59.10%	52.30%	32.50%
Sales and marketing expenses	¥ (44,141)	$ (6,765)	¥ (54,581)	¥ (83,919)
Product development expenses	(11,903)	(1,824)	(19,214)	(45,760)
General and administrative expenses	(11,269)	(1,727)	(17,423)	(36,074)
Operating expenses	(67,313)	(10,316)	(91,218)	(165,753)
Other income	4,731	725
Income/(loss) from operations	¥ (5,210)	$ (798)	¥ (32,269)	¥ (132,986)